UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Exchange Reserves

Portfolio of Investments

December 31, 2009 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.3%
Certificate of Deposit - 31.4%
Banco Bilbao VIZ ARG NY
3/16/10	0.27%	$18,800	$18,800,193
Barclays Bank PLC NY
10/01/10 (a)	0.48%	16,000	16,000,000
BNP Paribas NY Branch
2/08/10	0.23%	18,800	18,800,000
Deutsche Bank AG
2/22/10	0.18%	14,300	14,300,000
Nordea Bank Finland NY
2/19/10	0.18%	18,800	18,800,000
Rabobank Nederland NV NY
3/03/10 (a)	0.26%	10,000	10,000,000
6/16/10	0.29%	11,000	11,000,000
Royal Bank of Canada NY
12/09/10 (a)	0.23%	13,300	13,300,000
Societe Generale NY
2/11/10	0.23%	16,100	16,100,000
Svenska Handelsbanken NY
1/25/10	0.23%	16,200	16,200,000
Toronto Dominion Bank NY
2/02/10	0.38%	10,000	10,000,000
Westpac Banking Corp. NY
12/01/10 (a)	0.27%	10,700	10,700,000

			174,000,193

U.S. Government & Government Sponsored Agency Obligations - 27.9%
Bank of America Corp. - FDIC Insured
9/13/10 (a)	0.28%	13,400	13,400,000
7/29/10 (a)	0.33%	12,000	12,000,000
Citigroup Funding, Inc. - FDIC Insured
7/30/10 (a)	0.38%	23,200	23,200,000
Federal Farm Credit Bank
7/08/10 (a)	0.16%	20,000	20,001,818
Federal Home Loan Bank
7/27/10 (a)	0.21%	10,000	9,999,222
7/28/10 (a)	0.23%	10,000	10,000,000
2/19/10 (a)	0.24%	6,000	6,002,187

Federal Home Loan Mortgage Corp.
7/12/10 (a)	0.18%	10,000	9,998,884
7/14/10 (a)	0.18%	10,000	10,000,000
9/03/10 (a)	0.24%	10,000	10,000,000
8/24/10 (a)	0.24%	10,000	10,000,000
Federal National Mortgage Association
7/13/10 (a)	0.17%	10,000	10,000,000
8/05/10 (a)	0.23%	10,000	9,997,721

			154,599,832

Commercial Paper - 23.3%
Australia & New Zealand Banking Group
1/15/10 (b)	0.21%	18,900	18,898,457
Banque et Caisse d’Epargne de L’Etat
1/05/10	0.24%	15,500	15,499,587
CBA (Delaware) Finance
4/12/10	0.22%	18,700	18,688,466
HSBC USA, Inc.
1/04/10	0.25%	18,500	18,499,615
Kreditanstalt fuer Wiederaufbau
1/13/10 (b)	0.20%	20,000	19,998,667
National Australia FDG (DE)
3/08/10 (b)	0.18%	18,700	18,693,829
Straight-A Funding LLC
2/01/10 (b)	0.20%	18,700	18,696,779

			128,975,400

Municipal Obligations - 13.8%
Abag Fin Auth For FRN Wkly
9/01/35 (c)	0.21%	4,865	4,865,000
Allen Cnty OH Hosp (Catholic Healthcare Partners)
10/01/31 (c)	0.20%	1,300	1,300,000
Colorado Ed Cul Fac Auth (Natl Jewish Fed Bd Prog)
12/01/37 (c)	0.23%	1,390	1,390,000
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
7/01/36 (c)	0.23%	3,455	3,455,000
Series D
10/01/38 (c)	0.23%	6,000	6,000,000
Jackson Cnty MS PCR (Chevron Corporation)
6/01/23 (c)	0.20%	25,000	25,000,000
New York NY Hsg Auth FRN
11/01/41 (c)	0.23%	8,000	8,000,000
Ohio Air Quality Dev Auth
11/01/40 (c)	0.35%	4,000	4,000,000

Valdez AK Marine Terminal
(Bp Amoco)
Series 03B
7/01/37 (c)	0.18%	10,000	10,000,000
Series 03C
7/01/37 (c)	0.18%	4,500	4,500,000
Valdez AK Marine Terminal (Valdez Alaska Marine Term Rev)
7/01/37 (c)	0.18%	4,900	4,900,000
Will Cnty Exempt Facs Rev (Amoco Chem Co Proj)
7/01/31 (c)	0.23%	3,100	3,100,000

			76,510,000

Corporates - Investment Grades - 3.3%
Wells Fargo & Co.
1/29/10 (a)	0.71%	18,520	18,515,673

Repurchase Agreements - 0.6%
Greenwich Capital Zero Coupon, 12/31/09 due 1/04/10 in the amount of $3,200,000 (collateralized by $2,975,000 U.S. Treasury Note, 4.25%, due 8/15/13, value $3,266,691)		3,200	3,200,000

Total Investments - 100.3%
(cost $555,801,098) (d)			555,801,098
Other assets less liabilities - (0.3)%			(1,425,824)

Net Assets - 100.0%			$554,375,274

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2009.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate market value of these securities amounted to $76,287,732 or 13.8% of net assets.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	As of December 31, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

FDIC	-	Federal Deposit Insurance Corporation
FRN	-	Floating Rate Note
PCR	-	Pollution Control Revenue Bond

AllianceBernstein Exchange Reserves

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Certificate of Deposit	$—	$174,000,193	$—	174,000,193
U.S. Government & Government Sponsored Agency Obligations	—	154,599,832	—	154,599,832
Commercial Paper	—	128,975,400	—	128,975,400
Municipal Obligations	—	76,510,000	—	76,510,000
Corporates - Investment Grades	—	18,515,673	—	18,515,673
Repurchase Agreements	—	3,200,000	—	3,200,000

Total	$—	$555,801,098	$—	$555,801,098

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 19, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 19, 2010